Stockholders’ Deficit	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Stockholders’ Deficit

5. Common Stock

The holders of common stock of the Company are entitled to dividends when and if declared by the board of directors. The holders of common stock are entitled to one vote per share on all matters to be voted upon by the stockholders. As of December 31, 2021 and 2022, the Company had 180.6 million authorized shares with a par value of $0.000001 per share. The Company’s founder and sole stockholder was issued 17,454,542 shares of the Company’s common stock (“Founders Shares”) upon the formation of the Company on January 2, 2019.

In December 2020, the sole stockholder of the Company contributed 100% of his Founders Shares to Poseidon Bio, LLC (“Poseidon”), which became the sole stockholder of the Company. In February 2021, Poseidon transferred 342,244 shares of the Company’s common stock back to the Company’s founder.

In February 2021, Poseidon amended and restated its operating agreement to allow additional members into Poseidon by issuing Class A units and Class B units in which the Company’s founder is the sole Class A unit holder who holds 100% of the voting power of Poseidon. In addition, certain executives and employees of the Company were granted Class B unit profit interests in Poseidon. These profit interests grants in the Company’s controlling shareholder were deemed to be transactions incurred by the shareholder and within the scope of FASB ASC 718, Stock Compensation. As a result, the related transactions by the shareholder were pushed down into the Company’s consolidated financial statements. As of December 31, 2022, the Company’s founder held 100% of the voting power and 68% of the equity interests in Poseidon. See Stock-Based Compensation for Profit Interests in Poseidon section below.

In March 2021, the Company authorized the issuance of 42,176 shares of common stock in the Company to certain persons who were accredited investors (consisting of friends and family of the Company’s employees) at an aggregate offering price of $1.0 million. As of December 31, 2022, the Company has issued 41,828 shares of common stock at an aggregate offering price of $1.0 million of the total amounts approved. As of December 31, 2022, a total of 17,496,370 shares of common stock of the Company have been issued and Poseidon held 98% of the voting power of the Company.

On July 13, 2021, the Company implemented a 1-for-4 stock split of the Company’s common stock. All share and per share data shown in the accompanying financial statements and related notes have been retroactively revised to reflect the reverse stock split.

On January 19, 2022, the Company implemented an 8-for-11 reverse stock split of the Company’s common stock. All share and per share data shown in the accompanying financial statements and related notes have been retroactively revised to reflect the reverse stock split.

On February 1, 2022, the Company implemented a 6-for-7 reverse stock split of the Company’s common stock. All share and per share data shown in the accompanying financial statements and related notes have been retroactively revised to reflect the reverse stock split.

On February 2, 2022, the Company implemented a 28-for-29 reverse stock split of the Company’s common stock. All share and per share data shown in the accompanying financial statements and related notes have been retroactively revised to reflect the reverse stock split.

Stock-Based Compensation for Profit Interests in Poseidon

The Company recognizes compensation costs related to profit interests granted to employees, nonemployees and directors based on the estimated fair value of the awards on the date of grant. The Company estimates the grant date fair value and the resulting stock-based compensation expense using the Black-Scholes option-pricing model. The grant date fair value of the profit interests in Poseidon are recognized on a straight-line basis over the requisite service periods but accelerated to the extent that grants vest sooner than on a straight-line basis. Forfeitures are accounted for as they occur.

On February 22, 2021, 3,080,000 Class B profit interests were granted. The estimated fair value of a Class B profit interest in Poseidon at February 22, 2021, the grant date of the profit interests, was $22.26 per interest and was determined using an option-pricing model under which interests are valued by creating a series of call options with exercise prices based on the liquidation preferences and conversion terms of each equity class, adjusted for a discount for the lack of marketability to account for a lack of access to an active public market. As of December 31, 2022, the profit interests were fully vested.

On April 20, 2022, an additional 25,500 fully vested Class B profit interests were granted to an executive. The estimated fair value of a Class B profit interest in Poseidon on the grant date was $7.03 per interest and was determined using an option-pricing model under which interests are valued by creating a series of call options with exercise prices based on the liquidation preferences and conversion terms of each equity class, adjusted for a discount for the lack of marketability to account for a lack of access to an active public market. Currently, the Class B profit interests granted are fully vested. The stock-based compensation amount was included in the total amount recorded in the financial statements as of December 31, 2022.

The following assumptions were used to estimate the fair value of the profits interests that were granted on February 22, 2021:

Risk-free interest rate	0.11%
Fair value of common stock of the Company	$16.96
Expected dividend yield	—
Expected terms in years	2
Expected volatility	75%

The following assumptions were used to estimate the fair value of the profits interests that were granted on April 20, 2022:

Risk-free interest rate	2.10%
Fair value of common stock of the Company	$11.00
Expected dividend yield	—
Expected terms in years	8
Expected volatility	75%

As of December 31, 2022, there was $68.9 million of recognized compensation costs that has been fully amortized and there was no unrecognized compensation costs.

The stock-based compensation allocation was based upon the grantees vested interests and the amount of time spent in their respective operating department. The following table summarizes the allocation of stock-based compensation for the Profit Interests in Poseidon for the year ended December 31, 2021 and 2022:

(in thousands)	2021	2022
Research and development expense	$33,580	$8,231
General and administrative expense	22,970	4,147
Total stock-based compensation expense	$56,550	$12,378

Stock Options

In February 2021, the Company’s board of directors approved the Ocean Biomedical, Inc. 2021 Stock Option and Grant Plan (“2021 Stock Option and Grant Plan”) that reserves approximately 10% of unissued but authorized common stock shares. The 2021 Stock Option and Grant Plan permits the granting of incentive stock options, non-qualified stock options, restricted stock awards, unrestricted stock awards, and restricted stock units to employees, directors, officers, and consultants. As of December 31, 2022, no such options, awards or units have been granted.

Warrants

In February 2022, the Company entered into a Loan Agreement with Second Street Capital, LLC (the “Second Street Loan”), pursuant to which the Company borrowed $600,000. The Company issued to Second Street Capital, LLC a warrant to purchase 312,500 shares of the Company’s common stock, with an exercise price of $11.00 per share, exercisable until February 22, 2026. For a period of 180 days from the closing of the Company’s next financing, Second Street Capital, LLC has the right to put the warrants to the Company in exchange for a payment of $250,000. The Company recognized an expense in the amount of $250,000 for the put option and recorded the liability for the period ended December 31, 2022.

In May 2022, the Company entered into a second Loan Agreement with Second Street Capital, LLC (the “Second Street Loan 2”), pursuant to which the Company borrowed $200,000. The Company issued to Second Street Capital, LLC a warrant to purchase 62,500 shares of the Company’s common stock, with an exercise price of $11.00 per share, exercisable until February 22, 2026. There is no put option associated with this warrant. The Company recognized an expense of $388,938 for the warrants issued based on the estimated fair value of the awards on the date of grant.

On September 30, 2022, the Second Street Loan and Second Street Loan 2 were amended whereas the maturity date was extended from November 18, 2022 to December 30, 2022. In consideration of the extension, the Company issued to Second Street Capital, LLC a warrant to purchase 75,000 shares of the Company’s common stock with an exercise price of $10.20 per share exercisable until September 30, 2026. The Company recognized an expense of $435,075 for the warrants issued based on the estimated fair value of the awards on the date of grant. The Company recognized a total expense in the amount of $1,074,013 of which $250,000 was for the put option and $824,013 was for the warrants issued for the year ended December 31, 2022.